Registration No. 033-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 160
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 160
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
655 9th Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 235-1209
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Copy to:
BRITNEY SCHNATHORST	JOSHUA B. DERINGER
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	One Logan Square, Ste 2000
Philadelphia, PA 19103-6996
(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: as soon as practicable after the effectiveness date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
XX     immediately upon filing pursuant to paragraph (b) of Rule 485
____    on (date) pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Classes A, C, J, P, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares
EXPLANATORY NOTE
This filing relates to the Registrant's prospectus dated March 1, 2015 for Classes A, C, J, P, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 Shares, which was included in post-effective amendment number 157 (as filed on February 26, 2015, SEC Accession No. 0000898745-15-000123), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 17th day of March, 2015.

Principal Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ M. J. Beer __________________________ M. J. Beer	President and Chief Executive Officer (Principal Executive Officer)	March 17, 2015

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	March 17, 2015

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President and Controller (Controller)	March 17, 2015

(E. Ballantine)* __________________________ E. Ballantine	Director	March 17, 2015

(L. T. Barnes)* __________________________ L. T. Barnes	Director	March 17, 2015

(C. Damos)* __________________________ C. Damos	Director	March 17, 2015

(N. M. Everett)* __________________________ N. M. Everett	Chair	March 17, 2015

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	March 17, 2015

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	March 17, 2015

(T. Huang)* __________________________ T. Huang	Director	March 17, 2015

(W. C. Kimball)* __________________________ W. C. Kimball	Director	March 17, 2015

(K. McMillan)* __________________________ K. McMillan	Director	March 17, 2015

(D. Pavelich)* __________________________ D. Pavelich	Director	March 17, 2015

* Pursuant to Power of Attorney Previously Filed as Ex-99(j)(3) on 12/29/2014 (Accession No. 0000898745-14-001274)

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document

PRINCIPAL LIFETIME FUNDS
TARGET ALLOCATIONS OVER TIME*
Fixed Income 48%
Real Assets/Other** 8.5%
U.S. Equity 30%
Non-U.S. Equity 13.5%
73% Fixed Income
7% Real Assets/Other**
14% U.S. Equity
6% Non-U.S. Equity
% OF TOTAL ASSETS
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
TARGET DATE
(Assumed Retirement)
50 45 40 35 30 25 20 15 10 5 0 5 10 15 20
YEARS TO RETIREMENT
YEARS AFTER RETIREMENT
FIXED INCOME
REAL ASSETS/OTHER**
U.S EQUITY
NON-U.S. EQUITY

*As of March 31, 2015

**Shareholders receive exposure to real assets and alternative investment strategies through certain underlying funds.

PRINCIPAL LIFETIME HYBRID FUNDS
TARGET ALLOCATIONS OVER TIME*
Fixed Income 51.5%
Real Assets/Other** 5%
U.S. Equity 30.5%
Non-U.S. Equity 13%
77% Fixed Income
3% Real Assets/Other**
14% U.S. Equity
6% Non-U.S. Equity
% OF TOTAL ASSETS
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
TARGET DATE
(Assumed Retirement)
50
45
40
35
30
25
20
15
10
5
0
0
5
10
15
20
YEARS TO RETIREMENT
YEARS AFTER RETIREMENT
FIXED INCOME
REAL ASSETS/OTHER**
U.S EQUITY
NON-U.S. EQUITY

*As of March 31, 2015

**Shareholders receive exposure to real assets and alternative investment strategies through certain underlying funds.